SPDR® Series Trust

One Iron Street

Boston, MA 02210

November 3, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Self Indexing ETFs and Fixed Income ETFs as well as the three Statements of Additional Information (collectively, the “SAIs”) for the above-referenced Registrant do not differ from the Prospectuses for the Self Indexing ETFs and Fixed Income ETFs and the SAIs contained in Post-Effective Amendment No. 273 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2021 with a designated effective date of October 31, 2021 (Accession No. 0001193125-21-309406).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman
David Urman
Secretary

Cc:	W. John McGuire, Esq.